Offsets	Feb. 27, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-90791
Initial Filing Date	May 29, 2024
Fee Offset Claimed	$ 14,394.94
Explanation for Claimed Amount	The fee offset claimed, in the amount of $14,394.94 is derived from the filing fee of $7,814.05 paid by the Registrant in connection with the Registrant's Schedule TO-I filed on May 29, 2024, as amended on June 28, 2024 (File No. 005-90791), of which $7,220.39 remained unutilized, a filing fee of $2,377.55 in connection with the Registrant's Schedule TO-I filed on August 29,2024 (File No. 005-90791) and a filing fee of $4,797.00 in connection with the Registrant's Schedule TO-I filed on November 27, 2024 (File No. 005-90791).
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Monroe Capital Income Plus Corp
Form or Filing Type	SC TO
File Number	005-90791
Filing Date	May 29, 2024
Fee Paid with Fee Offset Source	$ 7,220.39
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Monroe Capital Income Plus Corp
Form or Filing Type	SC TO
File Number	005-90791
Filing Date	Aug. 29, 2024
Fee Paid with Fee Offset Source	$ 2,377.55
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Monroe Capital Income Plus Corp
Form or Filing Type	SC TO
File Number	005-90791
Filing Date	Nov. 27, 2024
Fee Paid with Fee Offset Source	$ 4,797.00